FLOW THROUGH PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2021
Flow Through Premium Liability [Abstract]
FLOW THROUGH PREMIUM LIABILITY [Text Block]

7.     FLOW THROUGH PREMIUM LIABILITY

The flow-through premium liability balance as at December 31, 2021 of $759,525 (December 31, 2020 - $1,408) arose in connection with the flow-through share offering the Company completed on July 29, 2021. The reported amount is the remaining balance of the premium from issuing the flow-through shares. The flow-through premium is recognized in the statement of loss based on the amount of qualifying flow-through expenditures incurred by the Company.

The Company is committed to incurring on or before December 31, 2022 qualifying Canadian exploration expenses as defined under the Income Act, Canada ("Qualifying CEE") in the amount of $8,010,000 with respect to the flow-through share financing completed on July 29, 2021. None of the Qualifying CEE will be available to the Company for future deduction from taxable income.

As at December 31, 2021, the Company had incurred $4,334,879 of Qualifying CEE and accordingly, recognized flow-through premium recoveries of $897,283 (December 31, 2020 - $128,367). As at December 31, 2021 the Company has a remaining commitment to incur Qualifying CEE of $3,675,121.

On June 1, 2020, the Company completed a flow-through share offering and recorded a flow-through premium liability of $40,000 and committed to incur Qualifying CEE in the amount of $4,480,000. As at December 31, 2021, the Company had incurred all committed expenditures and no longer had a flow-through premium liability associated with this flow-through share offering.